UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
New York Tax-Free Income Fund

Quarterly portfolio holdings 2/28/2014

John Hancock
INVESTMENTS

New York Tax-Free Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 98.9%				$52,866,200

(Cost $49,850,593)

New York 91.0%				48,612,030

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07/15/43	1,000,000	1,074,500
Chautauqua Asset Securitization Corp.
Tobacco Settlement	6.750	07/01/40	1,000,000	949,320
City of New York, Series D-1	5.000	10/01/36	1,000,000	1,065,558
City of New York, Series E-1	6.250	10/15/28	500,000	592,455
Herkimer County Industrial Development Agency
Folts Adult Home, Series A (D)	5.500	03/20/40	935,000	1,032,661
Hudson Yards Infrastructure Corp.
Series A	5.750	02/15/47	1,000,000	1,091,120
Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04/01/39	1,500,000	1,669,620
Long Island Power Authority
Electric, Power & Light Revenues, Series A	6.000	05/01/33	1,000,000	1,141,920
Metropolitan Transportation Authority
Transit Revenue, Series A	5.250	11/15/28	1,000,000	1,120,160
Metropolitan Transportation Authority
Transit Revenue, Series B	5.000	11/15/34	1,000,000	1,063,700
Monroe County Industrial Development Corp., Series A	5.000	07/01/41	1,000,000	1,046,820
Monroe Newpower Corp.
Electric, Power & Light Revenues	5.100	01/01/16	680,000	688,350
New York City Industrial Development Agency
Brooklyn Navy Yard Cogeneration Partners AMT	5.650	10/01/28	1,000,000	828,970
New York City Industrial Development Agency
Polytechnic University Project (D)	5.250	11/01/27	1,000,000	1,065,370
New York City Industrial Development Agency
Terminal One Group Association Project AMT (P)	5.500	01/01/21	1,000,000	1,073,130
New York City Municipal Water Finance Authority
Water Revenue, Series A	5.750	06/15/40	1,000,000	1,123,990
New York City Municipal Water Finance Authority
Water Revenue, Series D (Z)	Zero	06/15/20	2,000,000	1,794,800
New York City Municipal Water Finance Authority
Water Revenue, Series FF-2	5.000	06/15/40	1,000,000	1,053,600
New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000	06/15/39	1,000,000	1,054,090
New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01/15/39	1,000,000	1,119,220
New York Liberty Development Corp.
7 World Trade Center, Class 2	5.000	09/15/43	1,000,000	1,027,300
New York Liberty Development Corp.
Bank of America Tower, Class 2	5.625	07/15/47	1,000,000	1,075,140
New York Local Assistance Corp.
Sales Tax Revenue, Series C	5.500	04/01/17	1,225,000	1,358,121
New York State Dormitory Authority
Fordham University	5.000	07/01/44	1,350,000	1,429,853
New York State Dormitory Authority
General Purpose, Series E	5.000	02/15/35	1,000,000	1,071,200
New York State Dormitory Authority
Mount Sinai School of Medicine	5.125	07/01/39	1,000,000	1,037,490
New York State Dormitory Authority
New York University, Series B	5.000	07/01/42	1,500,000	1,594,485

1

New York Tax-Free Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

New York (continued)

New York State Dormitory Authority
North Shore Long Island Jewish Group, Series A	5.000	05/01/41	1,000,000	$1,034,030
New York State Dormitory Authority
Orange Regional Medical Center	6.125	12/01/29	750,000	752,213
New York State Dormitory Authority
Rockefeller University, Series A	5.000	07/01/41	1,000,000	1,113,590
New York State Dormitory Authority
Series A	5.000	03/15/43	1,000,000	1,069,000
New York State Dormitory Authority
State University Educational Facilities, Series A (D)	5.250	05/15/15	1,000,000	1,027,050
New York State Dormitory Authority
State University Educational Facilities, Series A	5.500	05/15/19	2,000,000	2,357,120
New York State Environmental Facilities Corp.
Water Revenue, Series A	5.000	06/15/34	1,000,000	1,105,580
Niagara Area Development Corp.
Covanta Energy Project, Series A AMT	5.250	11/01/42	500,000	479,940
Oneida County Industrial Development Agency
Hamilton College Project, Series A (D)(Z)	Zero	07/01/29	5,330,000	2,738,288
Onondaga Civic Development Corp.
St. Joseph's Hospital Health Center	5.000	07/01/42	1,000,000	863,970
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	1,150,000	1,109,566
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/36	1,000,000	1,090,140
Triborough Bridge & Tunnel Authority
Highway Revenue Tolls, Escrowed to Maturity, Series Y	6.125	01/01/21	1,500,000	1,873,590
Upper Mohawk Valley Regional Water Finance Authority
Water Revenue (D)(Z)	Zero	04/01/22	2,230,000	1,755,010

Puerto Rico 4.9%				2,626,095

Puerto Rico Sales Tax Financing Corp.,
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	2,000,000	1,494,660
Puerto Rico Sales Tax Financing Corp., Series C	5.000	08/01/35	1,000,000	748,310
Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/38	500,000	383,125

Virgin Islands 2.0%				1,098,800

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,098,800

Guam 1.0%				529,275

Guam Government, Series A	5.750	12/01/34	500,000	529,275

			Par value	Value

Short-Term Investments 2.4%				$1,273,000

(Cost $1,273,000)

Repurchase Agreement 2.4%				1,273,000

Barclays Tri-Party Repurchase Agreement dated 2-28-14 at 0.040% to be repurchased at $1,273,004 on 3-3-14, collateralized by
$1,296,600 U.S. Treasury Notes, 0.250% due 9-30-15 (valued at
$1,298,553, including interest)			$1,273,000	1,273,000

2

New York Tax-Free Income Fund
As of 2-28-14 (Unaudited)

Total investments (Cost $51,123,593)† 101.3%	$54,139,200

Other assets and liabilities, net (1.3%)	($711,818)

Total net assets 100.0%	$53,427,382

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one or more of these companies:

Insurance coverage	As a % of total investments

National Public Finance Guarantee Corp.	7.0%
Ambac Financial Group, Inc.	3.2%
ACA Financial Guaranty Corp.	2.0%
Federal Housing Administration	1.9%

Total	14.1%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $50,993,278. Net unrealized appreciation aggregated $3,145,922 of which $3,896,992 related to appreciated investment securities and $724,070 related to depreciated investment securities.

3

New York Tax-Free Income Fund
As of 2-28-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2014, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.

76Q3 2/14
4/14

John Hancock
Massachusetts Tax-Free Income Fund

Quarterly portfolio holdings 2/28/2014

John Hancock INVESTMENTS

Massachusetts Tax-Free Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 97.5%				$88,738,676

(Cost $84,962,918)

Massachusetts 85.2%				77,513,545

Boston Housing Authority
Capital Program Revenue (D)	5.000	04/01/27	1,250,000	1,320,863
Boston Housing Authority
Capital Program Revenue (D)	5.000	04/01/28	2,000,000	2,105,580
Boston Industrial Development Financing Authority
Harbor Electric Energy Company Project AMT	7.375	05/15/15	70,000	70,373
Commonwealth of Massachusetts
Public Improvements (D)	5.500	11/01/17	1,000,000	1,177,140
Commonwealth of Massachusetts
Public Improvements, Series C	5.500	11/01/15	1,000,000	1,089,220
Commonwealth of Massachusetts
Series C (D)	5.500	12/01/24	2,000,000	2,508,740
Commonwealth of Massachusetts
Series E (D)	5.000	11/01/25	1,000,000	1,197,340
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.250	07/01/35	1,310,000	1,566,655
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A-2 (Z)	Zero	07/01/26	2,500,000	1,470,675
Massachusetts Bay Transportation Authority
Transit Revenue, Series A	7.000	03/01/14	190,000	190,108
Massachusetts Bay Transportation Authority
Transit Revenue, Series B	5.250	07/01/33	2,500,000	2,974,175
Massachusetts Development Finance Agency
Brandeis University, Series 0-1	5.000	10/01/40	1,000,000	1,067,360
Massachusetts Development Finance Agency
Carleton Willard Village	5.625	12/01/30	850,000	895,331
Massachusetts Development Finance Agency
Covanta Energy Project, Series C AMT	5.250	11/01/42	1,000,000	959,880
Massachusetts Development Finance Agency
Curry College, Series A (D)	4.500	03/01/25	1,000,000	1,003,810
Massachusetts Development Finance Agency
Curry College, Series A (D)	5.250	03/01/26	1,000,000	1,065,210
Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02/01/36	2,000,000	2,215,020
Massachusetts Development Finance Agency
Draper Laboratory	5.875	09/01/30	2,000,000	2,255,460
Massachusetts Development Finance Agency
Emerson College, Series A	5.000	01/01/40	2,000,000	2,007,900
Massachusetts Development Finance Agency
Harvard University, Series B	5.000	10/15/40	1,190,000	1,319,246
Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A-1	5.500	11/15/46	56,460	40,263
Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A-1	6.250	11/15/39	1,057,748	868,781
Massachusetts Development Finance Agency
Linden Ponds, Inc., Series B (Z)	Zero	11/15/56	280,825	1,317
Massachusetts Development Finance Agency
Massachusetts College of Pharmacy, Series E (D)	5.000	07/01/37	1,000,000	1,042,190
Massachusetts Development Finance Agency
New England Conservatory of Music	5.250	07/01/38	2,000,000	2,035,540
Massachusetts Development Finance Agency
North Hill Communities, Inc., Series A	6.500	11/15/43	1,000,000	979,270

1

Massachusetts Tax-Free Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Massachusetts (continued)

Massachusetts Development Finance Agency
Northeastern University, Series A	5.000	03/01/39	1,000,000	$1,055,610
Massachusetts Development Finance Agency
Olin College, Series E	5.000	11/01/38	1,000,000	1,055,680
Massachusetts Development Finance Agency
Orchard Cove	5.250	10/01/26	1,000,000	997,210
Massachusetts Development Finance Agency
Plantation Apartments, Series A AMT	5.000	12/15/24	2,320,000	2,340,161
Massachusetts Development Finance Agency
The Groves in Lincoln, Series A (H)	7.750	06/01/39	700,000	19,810
Massachusetts Health & Educational Facilities Authority
Emerson Hospital, Series E (D)	5.000	08/15/35	1,000,000	885,670
Massachusetts Health & Educational Facilities Authority
Harvard Pilgrim Health Care, Series A (D)	5.000	07/01/18	1,000,000	1,004,190
Massachusetts Health & Educational Facilities Authority
Lahey Clinic Medical Center, Series C (D)	5.000	08/15/23	1,000,000	1,051,200
Massachusetts Health & Educational Facilities Authority
Mass Eye & Ear Infirmary	5.375	07/01/35	2,000,000	2,045,640
Massachusetts Health & Educational Facilities Authority
Partners HealthCare System	5.000	07/01/22	1,000,000	1,125,860
Massachusetts Health & Educational Facilities Authority
Partners HealthCare, Series J1	5.000	07/01/34	1,000,000	1,066,110
Massachusetts Health & Educational Facilities Authority
South Shore Hospital	5.750	07/01/29	365,000	366,573
Massachusetts Health & Educational Facilities Authority
Springfield College	5.625	10/15/40	2,000,000	2,102,580
Massachusetts Health & Educational Facilities Authority
Sterling & Francine Clark, Series A	5.000	07/01/36	1,000,000	1,064,720
Massachusetts Health & Educational Facilities Authority
Suffolk University, Series A	5.750	07/01/39	1,000,000	1,054,330
Massachusetts Health & Educational Facilities Authority
Suffolk University, Series A	6.250	07/01/30	1,000,000	1,112,270
Massachusetts Health & Educational Facilities Authority
Tufts University	5.375	08/15/38	350,000	389,711
Massachusetts Health & Educational Facilities Authority
Woods Hole Oceanographic, Series B	5.375	06/01/30	1,000,000	1,101,740
Massachusetts Port Authority
Boston Fuel Project AMT (D)	5.000	07/01/32	1,770,000	1,800,922
Massachusetts Port Authority
Conrac Project, Series A	5.125	07/01/41	1,500,000	1,557,975
Massachusetts Port Authority
Series B	5.000	07/01/32	2,000,000	2,192,580
Massachusetts Port Authority
US Airways Project, Series A AMT (D)	5.750	09/01/16	635,000	636,314
Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05/01/49	1,000,000	1,094,110
Massachusetts State College Building Authority
College & University Revenue, Series B (D)(Z)	Zero	05/01/19	1,000,000	916,600
Massachusetts State Department of Transportation
Highway Revenue Tolls, Series B	5.000	01/01/37	3,000,000	3,130,920
Massachusetts State Department of Transportation
Highway Revenue Tolls, Series C (D)(Z)	Zero	01/01/20	1,000,000	884,610
Massachusetts Water Pollution Abatement Trust
Government Fund/Grant Revenue	5.000	08/01/28	1,000,000	1,131,180

2

Massachusetts Tax-Free Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Massachusetts (continued)

Massachusetts Water Pollution Abatement Trust
Series 9	5.250	08/01/18	60,000	$64,253
Massachusetts Water Pollution Abatement Trust
Unrefunded 2012 Pooled Loan Program, Series 7	5.125	02/01/31	785,000	787,912
Massachusetts Water Pollution Abatement Trust
Water Revenue, Series 13	5.000	08/01/28	1,000,000	1,096,730
Massachusetts Water Pollution Abatement Trust
Water Revenue, Series 14	5.000	08/01/32	1,000,000	1,108,720
Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08/01/40	1,600,000	1,707,552
Massachusetts Water Resources Authority
Water Revenue, Series B	5.000	08/01/39	1,000,000	1,078,410
Massachusetts Water Resources Authority
Water Revenue, Series B (D)	5.250	08/01/29	2,500,000	2,962,025
Metropolitan Boston Transit Parking Corp.	5.000	07/01/41	2,000,000	2,096,220

Puerto Rico 10.0%				9,098,511

Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Escrowed to Maturity, Series Y	6.250	07/01/14	955,000	974,854
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Series Y	6.250	07/01/14	45,000	44,820
Puerto Rico Highway & Transportation Authority
Prerefunded, Series AA (D)	5.500	07/01/19	1,640,000	2,007,606
Puerto Rico Highway & Transportation Authority
Unrefunded, Series AA (D)	5.500	07/01/19	360,000	354,906
Puerto Rico Highway & Transportation Authority
Unrefunded, Series H	5.450	07/01/35	285,000	171,445
Puerto Rico Housing Finance Authority
Subordinated Capital Fund Modernization (D)	5.125	12/01/27	1,000,000	1,000,960
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	3,000,000	2,241,990
Puerto Rico Sales Tax Financing Corp.,
Series A	5.375	08/01/39	1,000,000	769,430
Puerto Rico Sales Tax Financing Corp.,
Series C	5.375	08/01/38	2,000,000	1,532,500

Virgin Islands 1.7%				1,597,345

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,098,800
Virgin Islands Public Finance Authority, Series A-1	5.000	10/01/39	500,000	498,545

Guam 0.6%				529,275

Guam Government, Series A	5.750	12/01/34	500,000	529,275

			Par value	Value

Short-Term Investments 1.4%				$1,274,000

(Cost $1,274,000)

Repurchase Agreement 1.4%				1,274,000

Barclays Tri-Party Repurchase Agreement dated 2-28-14 at 0.040% to be repurchased at $1,274,004 on 3-3-14, collateralized by
$1,297,600 U.S. Treasury Notes, 0.250% due 9-30-15 (valued at
$1,299,554, including interest)			$1,274,000	1,274,000

3

Massachusetts Tax-Free Income Fund
As of 2-28-14 (Unaudited)

Total investments (Cost $86,236,918)† 98.9%	$90,012,676

Other assets and liabilities, net 1.1%	$1,004,110

Total net assets 100.0%	$91,016,786

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one or more of these companies:

Insurance Coverage	As a % of total investments

Assured Guaranty Municipal Corp.	9.5%
National Public Finance Guarantee Corp.	7.5%
Ambac Financial Group, Inc.	4.1%
ACA Financial Guaranty Corp.	2.3%
Assured Guaranty Corp.	1.2%
Capital Funding Program	1.1%
Radian Asset Assurance, Inc.	1.0%
XL Capital Assurance, Inc.	1.0%

Total	27.7%

(H) Non-income producing - Issuer is in default.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $85,950,117. Net unrealized appreciation aggregated $4,062,559, of which $5,758,498 related to appreciated investment securities and $1,695,939 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 2-28-14:

General Obligation Bonds	6.6%
Revenue Bonds
Transportation	18.6%
Health Care	17.2%
Education	16.7%
Other Revenue	13.0%
Water & Sewer	10.9%
Housing	7.5%
Pollution	2.4%
Facilities	2.3%
Development	2.2%
Industrial Development	0.1%
Short-Term Investments & Other	2.5%

Total	100.0%

4

Massachusetts Tax-Free Income Fund
As of 2-28-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2014 all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.

77Q3 2/14
4/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	April 24, 2014

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	April 24, 2014